Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Interest receivable	118,756	276,316
Deposits with third-party payment channels (i)	210,825	241,719
Input VAT (ii)	69,656	78,657
Advance to suppliers (iii)	66,692	68,986
Prepaid service fee and issuance fee	16,686	42,530
Deferred platform commission cost	35,398	37,690
Deposits at third party broker (iv)	71,653	—
Others	24,030	29,174

	613,696	775,072

(i)
Deposits with third-party payment channels are mainly the cash deposited in certain third-party payment channels by the Group for the broadcasters and the gift recipients who received the virtual items in the value-added service to withdraw their revenue sharing and the customer payment to the Group’s account through the third-party payment channels.

(ii)
Input VAT mainly occurred from the purchasing of goods or other services, property and equipment and advertising activities. It is subject to verification by related tax authorities before offsetting the VAT output.

(iii)	Advance to suppliers were primarily for advertising fees and related service fees.
(iv)
On September 7, 2020, the Company engaged Credit Suisse Securities(USA) LLC (“Credit Suisse”) as agent to facilitate the share repurchase program. During the year ended December 31, 2020, the Company deposited US$60,000 at Credit Suisse, of which US$49,019 has been used to repurchase total 7,181,576 shares as of December 31, 2020.
 During the year ended December 31, 2021
,
the
C
ompany
 deposit
ed
US
$127,248 at Credit Su
isse and utilized US$133,395 prepayment at Cre
dit Suisse for repurchase of total 21,124,816 shares
, and the remai
ning prepayment has been withdrawn by the Company as of December
 31, 2021.